SHORT - TERM DEBT AND LONG-TERM DEBT - Schedule Of Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total	$ 1,585	$ 0
East West Bank [Member]
Total	$ 1,585